EQUITY-ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions, ₨ in Billions			1 Months Ended	3 Months Ended			6 Months Ended
	Mar. 18, 2023 USD ($)	Mar. 17, 2023 MW	Aug. 04, 2023 USD ($)	Jun. 30, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Jun. 30, 2023 USD ($)
Disclosure of joint ventures [line items]
Investment							$ 222
India Agricultural Solutions Company
Disclosure of joint ventures [line items]
Ownership percentage					4.00%	4.00%
Initial investment					$ 86	₨ 7.0
Other cash payments					$ 17	₨ 1.4
Powen
Disclosure of joint ventures [line items]
Other cash payments			$ 28
Economic interest held			44.00%	38.00%
Brookfield Renewable and Institutional Partners | Powen
Disclosure of joint ventures [line items]
Other cash payments			$ 6
Economic interest held			8.80%	8.00%
378 MW US Hydroelectric Portfolio
Disclosure of joint ventures [line items]
Portion of ownership interest sold		78.00%
Ownership interest		22.00%
Hydro power capacity | MW		378
Investment	$ 105
378 MW US Hydroelectric Portfolio | Brookfield Corporation Affiliates
Disclosure of joint ventures [line items]
Ownership interest		28.00%